Bank Debt (Tables)	6 Months Ended
Jun. 30, 2016
Debt Disclosure
Bank Debt Borrowings Schedule

Bank debt is comprised of the following secured borrowings:
			December 31,	June 30,
Borrower	Commencement	Maturity	2015	2016

Maxenteka	April 2012	January 2016	$25,500	$-
Maxeikositessera	September 2012	January 2016	25,109	-
Glovertwo	October 2013	February 2016	13,666	-
Gloverthree	December 2014	February 2016	16,807	-
Shikokutessera	December 2014	February 2016	16,807	-
Maxdekatria	March 2012	February 2016	14,400	-
Maxpente, Maxeikositessera, Maxenteka	December 2015	December 2018	7,000	6,420
Maxtessera	July 2014	June 2021	31,500	29,090
Maxeikosiexi	September 2015	September 2021	6,750	6,750
Marathassa	September 2015	September 2021	7,232	7,232
Marinouki	September 2015	September 2021	11,089	11,080
Kerasies	September 2015	September 2021	7,714	7,714
Soffive	September 2015	September 2021	12,054	12,040
Eptaprohi	September 2015	September 2021	56,412	56,400
Maxpente, Maxeikositessera, Maxenteka	December 2015	December 2021	75,337	73,436
Shikokuokto	June 2015	June 2022	15,018	15,018
Petra	June 2015	June 2022	18,370	18,370
Pemer	June 2015	June 2022	18,368	18,368
Glovertwo	February 2016	August 2022	-	14,000
Maxdekatria	February 2016	August 2022	-	10,000
Shikokutessera	February 2016	August 2022	-	16,000
Safe Bulkers	November 2014	September 2020	145,527	145,527
Maxdeka	August 2011	December 2022	23,861	22,157
Shikoku	October 2011	August 2023	29,867	28,000
Shikokuepta	February 2016	February 2024	-	24,500
Maxeikosiena	September 2015	September 2025	23,008	22,600
Maxeikositria	September 2015	September 2025	23,008	22,600
Youngone	September 2015	September 2025	24,281	23,919
Maxeikosi	September 2015	September 2025	23,008	22,600
Total			$671,693	$613,821

Current portion			$80,134	$32,470
Liability directly associated with assets held for sale			16,807	-
Long-term debt			574,752	581,351
Total debt			$671,693	$613,821

Current portion of deferred financing costs			$2,667	$1,164
Deferred financing costs directly associated with assets held for sale			83	-
Deferred financing costs non-current			5,353	5,037
Total deferred financing costs			$8,103	$6,201

Total debt			671,693	613,821
Less: Total deferred financing costs			8,103	6,201
Total debt, net of deferred financing costs			$663,590	$607,620
Less: Liability directly associated with assets held for sale, net of deferred financing costs			16,724	-
Less: Current portion of long-term debt, net of current portion of deferred financing costs			77,467	31,306
Long-term debt, net of deferred financing costs, non-current			$569,399	$576,314

Bank Debt Maturities Schedule

To June 30,
2017	.	$32,470
2018	.	13,960
2019	.	49,038
2020	.	64,192
2021	.	89,000
2022	and thereafter	365,161
Total	..	$613,821